Consolidated Statements of Income - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Interest and dividend income (Note 3)
Loans	$ 54,040	$ 43,463
Securities	17,668	14,512
Assets purchased under reverse repurchase agreements and securities borrowed	27,121	22,164
Deposits and other	6,122	6,852
Interest and dividend income	104,951	86,991
Interest expense (Note 3)
Deposits and other	47,256	36,679
Other liabilities	28,967	24,517
Subordinated debentures	775	666
Interest expense	76,998	61,862
Net interest income	27,953	25,129
Non-interest income
Insurance service result (Note 15)	777	703
Insurance investment result (Note 15)	294	156
Trading revenue	2,327	2,392
Investment management and custodial fees	9,325	8,344
Mutual fund revenue	4,437	4,063
Securities brokerage commissions	1,660	1,463
Service charges	2,294	2,099
Underwriting and other advisory fees	2,672	2,005
Foreign exchange revenue, other than trading	1,142	1,292
Card service revenue	1,273	1,240
Credit fees	1,592	1,489
Net gains on investment securities	170	193
Income (loss) from joint ventures and associates (Note 12)	(16)	(219)
Other	1,444	1,115
Non-interest income	29,391	26,335
Total revenue	57,344	51,464
Provision for credit losses (Notes 4 and 5)	3,232	2,468
Non-interest expense
Human resources (Notes 16 and 20)	21,083	18,853
Equipment	2,537	2,381
Occupancy	1,805	1,619
Communications	1,369	1,261
Professional fees	2,525	2,171
Amortization of other intangibles (Note 11)	1,549	1,471
Other	3,382	3,057
Non-interest expense	34,250	30,813
Income before income taxes	19,862	18,183
Income taxes (Note 21)	3,622	3,571
Net income	16,240	14,612
Net income attributable to:
Shareholders	16,230	14,605
Non-controlling interests	10	7
Net income	$ 16,240	$ 14,612
Basic earnings per share (in dollars) (Note 22)	$ 11.27	$ 10.33
Diluted earnings per share (in dollars) (Note 22)	11.25	10.32
Dividends per common share (in dollars)	$ 5.6	$ 5.34